Federated Hermes Fund for U.S. Government Securities II
Portfolio of Investments
September 30, 2024 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—69.8%
	Federal Home Loan Mortgage Corporation—19.3%
$5,581,594	2.000%, 1/1/2052	$ 4,641,759
1,649,354	2.000%, 1/1/2052	1,383,489
1,209,787	2.500%, 9/1/2050	1,056,168
1,141,235	2.500%, 1/1/2052	997,747
2,364,255	2.500%, 4/1/2052	2,068,474
379,601	3.500%, 6/1/2052	358,256
1,242,866	3.500%, 7/1/2052	1,171,039
47,972	4.000%, 12/1/2047	46,653
547,424	4.000%, 9/1/2052	526,726
992,655	4.500%, 11/1/2037	995,458
141,549	5.000%, 1/1/2034	144,435
41,496	5.000%, 5/1/2034	42,322
33,973	5.000%, 4/1/2036	34,752
11,833	5.000%, 5/1/2036	12,102
7,559	5.000%, 6/1/2036	7,732
32,262	5.000%, 6/1/2040	33,131
238,791	5.500%, 5/1/2034	247,078
10,612	5.500%, 12/1/2035	11,032
58,955	5.500%, 2/1/2036	61,335
42,900	5.500%, 5/1/2036	44,580
2,871	5.500%, 5/1/2036	2,992
4,509	5.500%, 5/1/2036	4,694
2,729	5.500%, 6/1/2036	2,846
826	5.500%, 6/1/2036	860
37,312	5.500%, 11/1/2037	38,894
66,184	5.500%, 1/1/2038	68,978
290,582	5.500%, 5/1/2038	296,938
2,770	6.000%, 1/1/2032	2,851
9,162	6.000%, 2/1/2032	9,451
41,355	6.000%, 4/1/2036	43,190
4,954	6.000%, 5/1/2036	5,174
122,082	6.000%, 6/1/2037	128,207
6,441	6.000%, 7/1/2037	6,765
2,108	6.500%, 3/1/2029	2,173
1,360	6.500%, 6/1/2029	1,402
738	6.500%, 7/1/2029	761
245	6.500%, 9/1/2029	253
629	7.000%, 12/1/2029	653
171	7.000%, 6/1/2030	178
85	7.000%, 11/1/2030	88
128,598	7.000%, 4/1/2032	135,523
4,623	7.500%, 1/1/2031	4,868
876	8.500%, 5/1/2030	927
	TOTAL	14,642,934
	Federal National Mortgage Association—30.2%
2,011,396	2.000%, 7/1/2050	1,675,229

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 843,631	2.000%, 7/1/2051	$ 702,107
1,731,569	2.000%, 8/1/2051	1,448,663
825,327	2.000%, 2/1/2052	688,679
1,779,270	2.000%, 2/1/2052	1,477,450
709,824	2.000%, 2/1/2052	592,965
385,404	2.500%, 9/1/2036	361,908
1,162,351	2.500%, 9/1/2050	1,011,486
548,850	2.500%, 10/1/2051	477,785
787,000	2.500%, 1/1/2052	682,148
622,664	2.500%, 2/1/2052	538,345
662,908	2.500%, 3/1/2052	573,139
31,534	3.000%, 2/1/2047	29,054
529,891	3.000%, 2/1/2048	479,102
1,728,749	3.000%, 2/1/2048	1,581,961
774,048	3.000%, 5/1/2051	696,532
1,390,115	3.000%, 2/1/2052	1,253,943
1,029,753	3.000%, 6/1/2052	934,674
566,453	3.000%, 6/1/2052	508,982
1,290,122	3.500%, 8/1/2037	1,263,420
1,313,141	3.500%, 9/1/2037	1,285,552
302,268	3.500%, 12/1/2047	286,287
760,303	3.500%, 1/1/2048	715,354
869,174	3.500%, 11/1/2050	823,560
583,314	3.500%, 6/1/2052	547,963
117,675	4.500%, 10/1/2041	118,698
772,377	4.500%, 2/1/2053	761,931
108,523	5.000%, 7/1/2034	110,774
13,140	5.000%, 11/1/2035	13,441
62,710	5.500%, 9/1/2034	65,047
17,310	5.500%, 1/1/2036	17,997
31,237	5.500%, 4/1/2036	32,476
904,165	5.500%, 6/1/2053	915,640
871	6.000%, 7/1/2029	890
742	6.000%, 5/1/2031	765
4,671	6.000%, 5/1/2036	4,892
78,659	6.000%, 7/1/2036	82,470
1,939	6.000%, 7/1/2036	2,035
21,003	6.000%, 9/1/2037	22,058
18,098	6.000%, 11/1/2037	19,023
11,079	6.000%, 12/1/2037	11,665
1,062	6.500%, 6/1/2029	1,095
76	6.500%, 7/1/2029	78
120	6.500%, 7/1/2029	124
1,491	6.500%, 7/1/2029	1,537
95	6.500%, 7/1/2029	98
43	6.500%, 8/1/2029	44
2,605	6.500%, 9/1/2030	2,685
11,349	6.500%, 6/1/2031	11,742
8,899	6.500%, 4/1/2032	9,256
736	7.000%, 10/1/2029	764
7,891	7.000%, 10/1/2029	8,196

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 2,861		7.000%, 11/1/2030	$ 2,991
62,711		7.000%, 4/1/2032	66,045
300		7.500%, 8/1/2028	309
87		7.500%, 9/1/2028	90
2,315		7.500%, 2/1/2030	2,429
1,143		8.000%, 7/1/2030	1,196
		TOTAL	22,924,769
		Government National Mortgage Association—19.3%
1,723,437		2.000%, 6/20/2052	1,460,555
2,464,339		2.500%, 6/20/2051	2,172,615
1,100,609		3.000%, 7/20/2051	1,004,636
934,875		3.500%, 1/20/2048	884,411
467,204		3.500%, 5/20/2052	439,064
915,386		4.000%, 10/20/2052	885,714
915,501		4.000%, 12/20/2052	885,754
172,987		4.500%, 6/20/2039	174,163
139,895		4.500%, 10/15/2039	140,465
198,549		4.500%, 8/20/2040	199,964
887,123		4.500%, 10/20/2052	876,543
101,098		5.000%, 7/15/2034	102,780
860,275		5.000%, 9/20/2052	862,933
825,614		5.500%, 10/20/2052	833,756
1,402,919		5.500%, 9/20/2053	1,417,631
6,015		6.000%, 4/15/2032	6,147
16,649		6.000%, 5/15/2032	17,188
63,315		6.000%, 4/15/2036	65,943
56,817		6.000%, 5/15/2036	59,165
14,510		6.000%, 7/20/2036	15,085
15,448		6.000%, 5/20/2037	16,095
90,951		6.000%, 7/20/2038	94,936
930,525		6.000%, 10/20/2052	947,283
898,030		6.000%, 10/20/2053	914,342
229		6.500%, 6/15/2029	235
1,831		6.500%, 7/20/2031	1,888
1,756		6.500%, 8/20/2031	1,809
16,899		6.500%, 10/15/2031	17,516
17,172		6.500%, 12/15/2031	17,785
1,758		6.500%, 4/15/2032	1,819
13,303		6.500%, 5/15/2032	13,804
121,672		6.500%, 5/15/2032	126,439
234		7.500%, 10/15/2029	244
1,699		7.500%, 3/20/2030	1,772
649		8.000%, 4/15/2030	685
		TOTAL	14,661,164
	[1]	Uniform Mortgage-Backed Securities, TBA—1.0%
750,000		5.000%, 10/1/2054	749,414
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $52,246,720)	52,978,281
		U.S. TREASURIES—16.0%
		U.S. Treasury Bonds—8.4%
1,000,000		2.750%, 8/15/2042	823,594

Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Bonds—continued
$ 300,000		2.875%, 11/15/2046	$ 241,051
1,750,000		3.375%, 5/15/2044	1,554,406
600,000		3.375%, 11/15/2048	519,725
500,000		3.625%, 5/15/2053	454,981
300,000		4.000%, 11/15/2052	291,899
500,000		4.125%, 8/15/2053	497,862
1,900,000		4.500%, 2/15/2036	2,033,877
		TOTAL	6,417,395
		U.S. Treasury Notes—7.6%
800,000		0.625%, 3/31/2027	743,675
2,400,000		0.625%, 11/30/2027	2,189,649
1,000,000		3.500%, 1/31/2028	997,813
500,000		3.500%, 1/31/2030	497,534
1,250,000		4.875%, 10/31/2028	1,311,134
		TOTAL	5,739,805
		TOTAL U.S. TREASURIES (IDENTIFIED COST $12,027,221)	12,157,200
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.5%
		Agency Commercial Mortgage-Backed Securities—4.5%
457,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	442,527
900,000		FHLMC REMIC, Series K512, Class A2, 5.000%, 11/25/2028	930,400
1,000,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	959,935
1,000,000		FHLMC REMIC, Series K754, Class A2, 4.940%, 11/25/2030	1,041,176
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,243,274)	3,374,038
		ASSET-BACKED SECURITIES—3.9%
		Auto Receivables—0.0%
14,477		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	14,454
		Single Family Rental Securities—1.3%
605,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	571,082
409,212		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	410,800
		TOTAL	981,882
		Student Loans—2.6%
133,674		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	124,127
280,809		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	260,799
141,385		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	132,541
539,328		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	480,134
691,882		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	619,550
349,981	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.310% (CME Term SOFR 1 Month +1.214%), 7/15/2053	349,563
		TOTAL	1,966,714
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,158,418)	2,963,050
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.0%
		Government National Mortgage Association—0.4%
340,185		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	323,550
		Non-Agency Mortgage-Backed Securities—2.6%
506,398		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	459,477
1,031,308	[2]	JP Morgan Mortgage Trust 2021-1, Class A11, 5.998% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	965,342
539,068		JP Morgan Mortgage Trust 2023-6, Class A2, 6.000%, 12/25/2053	543,932
		TOTAL	1,968,751
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,356,872)	2,292,301

Principal Amount		Value
	GOVERNMENT AGENCY—1.7%
	Federal Farm Credit System—1.7%
$1,250,000	5.375%, 5/1/2026 (IDENTIFIED COST $1,250,000)	$ 1,257,099
	REPURCHASE AGREEMENT—1.9%
1,463,000	Interest in $198,000,000 joint repurchase agreement 4.88%, dated 9/30/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $198,026,840 on 10/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2050 and the market value of those underlying securities was $201,987,377. (IDENTIFIED COST $1,463,000)	1,463,000
	TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $75,745,505)	76,484,969
	OTHER ASSETS AND LIABILITIES - NET—(0.8)%[3]	(575,817)
	TOTAL NET ASSETS—100%	$75,909,152
At September 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 2-Year Long Futures	33	$6,871,992	December 2024	$15,511
United States Treasury Notes 5-Year Long Futures	13	$1,428,476	December 2024	$1,596
United States Treasury Notes 10-Year Long Futures	15	$1,714,219	December 2024	$1,025
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	21	$2,484,234	December 2024	$2,184
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$20,316
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$52,978,281	$—	$52,978,281
U.S. Treasuries	—	12,157,200	—	12,157,200
Commercial Mortgage-Backed Securities	—	3,374,038	—	3,374,038
Asset-Backed Securities	—	2,963,050	—	2,963,050
Collateralized Mortgage Obligations	—	2,292,301	—	2,292,301
Government Agency	—	1,257,099	—	1,257,099
Repurchase Agreement	—	1,463,000	—	1,463,000
TOTAL SECURITIES	$—	$76,484,969	$—	$76,484,969
Other Financial Instruments:[1]
Assets	$20,316	$—	$—	$20,316

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate